Northern Lights Fund Trust

Leader Short-Term Bond Fund

Leader Total Return Fund

Incorporated herein by reference is the definitive version of the supplement for Leader Short-Term Bond Fund and Leader Total Return Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on October 3, 2013 (SEC Accession No. 0000910472-13-004142).